Investments	12 Months Ended
Dec. 31, 2019
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Investments

NOTE 17   INVESTMENTS

We hold interests in associates and joint ventures, the most significant being Canpotex, MOPCO and Profertil. Our most significant investment accounted for as FVTOCI is Sinofert.

Accounting Policies, Estimates and Judgments

Investments in Equity-Accounted Investees

Investments in which we exercise significant influence (but do not control) or have joint control (as joint ventures) are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee, commonly referred to as an associate.

We recognize profits on sales to Canpotex when there is a transfer of control, either at the time the product is loaded for shipping or delivered, depending on the terms of the contract.

Investments at FVTOCI

The fair value of investments designated as FVTOCI is recorded in the consolidated balance sheets, with unrealized gains and losses, net of related income taxes, recorded in AOCI.

Our significant policies include the following:

  the cost of investments sold is based on the weighted average method, and unrealized gains and losses on these investments remain in OCI until the time of sale or disposal when it is transferred to retained earnings.

Investments in Equity-Accounted Investees and Investments at FVTOCI

We continuously assess our ability to exercise significant influence or joint control over our investments. Our 22 percent ownership in Sinofert does not constitute significant influence as we do not have any representation on the Board of Directors of Sinofert.

We have representation on the MOPCO Board of Directors providing significant influence over MOPCO. We recorded our share of MOPCO’s earnings on a one-quarter lag, adjusted for any material transactions for the current quarter, as the financial statements of MOPCO are not available on the date of issuance of our consolidated financial statements.

We elected to account for our investment in Sinofert as FVTOCI as it is held for strategic purposes.

Supporting Information

Equity-accounted investees and investments at FVTOCI as at December 31 were comprised of:

		Principal Place	Proportion of Ownership Interest
		of Business and	and Voting Rights Held (%)		Carrying Amount
Name	Principal Activity	Incorporation	2019	2018	2019	2018
Equity-accounted investees
MOPCO	Nitrogen Producer	Egypt	26	26	270	236
Profertil	Nitrogen Producer	Argentina	50	50	212	192
Canpotex	Marketing and Logistics	Canada	50	50	-	-
Agrichem [1]	Fertilizer Producer and Marketer	Brazil	100	80	-	103
Other associates and joint ventures					178	161
Total equity-accounted investees					660	692
Investments at FVTOCI
Sinofert	Fertilizer Supplier and Distributor	China/Bermuda	22	22	161	180
Other			-	-	-	6
Total investments at FVTOCI					161	186

1  During 2019, we acquired the remaining 20 percent interest in Agrichem making it a wholly owned consolidated subsidiary, as described in Note 4, and as a result ceased equity accounting. Prior to this acquisition, we had joint control with the other shareholder of Agrichem.

Future conditions, including those related to MOPCO and Profertil, are subject to variability due to political instability and civil unrest. We are exposed to foreign exchange risk related to fluctuations in the Egyptian pound and Argentine peso against the US dollar. This may also restrict our ability to obtain dividends from Profertil.

Additional financial information on our proportionate interest in equity-accounted investees for the years ended December 31 was as follows:

	Associates		Joint Ventures
	2019	2018	2019	2018
Earnings from continuing operations and net earnings	34	24	32	16
Other comprehensive income	6	-	-	-
Total comprehensive income	40	24	32	16